Supplement to the
Fidelity® Global Bond Fund
Class A, Class T, Class C and Class I
March 1, 2017
Summary Prospectus

Effective June 1, 2017, Fidelity® Global Bond Fund will be renamed Fidelity® Global Credit Fund.

Effective June 1, 2017, the benchmark index for the fund will change from Bloomberg Barclays Global Aggregate GDP Weighted Index to Bloomberg Barclays Global Aggregate Credit Index Hedged (USD).

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

Effective June 1, 2017, the following information replaces similar information found in the "Fund Summary" section under the heading "Principal Investment Strategies".

  Hedging the fund’s foreign currency exposures utilizing forward foreign currency exchange contracts.

Effective June 1, 2017, the following information supplements similar information found in the "Fund Summary" section under the heading "Principal Investment Risks".

  Foreign Currency Transactions.  Although a forward foreign currency exchange contract is used to reduce or hedge a fund’s exposure to changes in the value of the currency, suitable hedging transactions may not be available in all circumstances, may not be successful, and may eliminate any chance for the fund to benefit from favorable fluctuations in relevant foreign currencies.

Effective June 1, 2017, the following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Matthew Bartlett (co-manager) and Andrew Lewis (co-manager) have managed the fund since June 2017.

Curt Hollingsworth (co-manager) has managed the fund since May 2012.

Michael Foggin (co-manager) has managed the fund since May 2014.

AGLB-SUM-17-02 1.9881432.101	April 21, 2017

Supplement to the
Fidelity® Global Bond Fund
March 1, 2017
Summary Prospectus

Effective June 1, 2017, Fidelity® Global Bond Fund will be renamed Fidelity® Global Credit Fund.

Effective June 1, 2017, the benchmark index for the fund will change from Bloomberg Barclays Global Aggregate GDP Weighted Index to Bloomberg Barclays Global Aggregate Credit Index Hedged (USD).

Effective June 1, 2017, the following information replaces similar information found in the “Fund Summary” section under the heading “Principal Investment Strategies”.

  Hedging the fund’s foreign currency exposures utilizing forward foreign currency exchange contracts.

Effective June 1, 2017, the following information supplements similar information found in the “Fund Summary” section under the heading “Principal Investment Risks”.

  Foreign Currency Transactions.  Although a forward foreign currency exchange contract is used to reduce or hedge a fund’s exposure to changes in the value of the currency, suitable hedging transactions may not be available in all circumstances, may not be successful, and may eliminate any chance for the fund to benefit from favorable fluctuations in relevant foreign currencies.

Effective June 1, 2017, the following information replaces similar information found in the “Fund Summary” section under the heading “Portfolio Manager(s)”.

Matthew Bartlett (co-manager) and Andrew Lewis (co-manager) have managed the fund since June 2017.

Curt Hollingsworth (co-manager) has managed the fund since May 2012.

Michael Foggin (co-manager) has managed the fund since May 2014.

GLB-SUM-17-01 1.9882135.100	April 21, 2017